Litigation, Other Commitments and Contingencies, and Disclosures about Guarantees, Long-Term Purchase Obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cleco Power [Member] | Purchase of coal, petroleum coke, limestone, entergy capacity and energy delivery facilities [Member]
Payments required under long-term purchase obligations [Abstract]
Payments under long-term purchase obligations	$ 72,900,000	$ 89,700,000	$ 90,400,000
Long-Term Purchase Obligations [Abstract]
2017	56,482,000
2018	14,905,000
2019	3,688,000
Total long-term purchase obligations	75,075,000
Cleco Holdings [Member] | Successor [Member]
Long-Term Purchase Obligations [Abstract]
Total long-term purchase obligations	$ 0